Derivative financial instruments and hedge accounting - Effects recognized in finance income (loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments and hedge accounting
Income (expense) from derivative financial instruments	€ (80)	€ 278	€ (61)
Currency
Derivative financial instruments and hedge accounting
Income (expense) from derivative financial instruments	(86)	310	(63)
Interest rate risk
Derivative financial instruments and hedge accounting
Income (expense) from derivative financial instruments	€ (6)	€ (32)	€ 2